Summary of Significant Accounting Policies (Details) - Schedule of amortization is computed using the straight-line method	12 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of amortization is computed using the straight-line method [Line Items]
Customer contracts	10 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of amortization is computed using the straight-line method [Line Items]
Customer relationship	5 years
Software	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of amortization is computed using the straight-line method [Line Items]
Customer relationship	10 years
Software	5 years